Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 5,328	$ 2,210	$ 16,819	$ 9,571
General and administrative	4,481	938	9,126	2,205
Cost of services for related-party revenue		1,142	1,075	3,257
Total operating expenses	9,809	4,290	27,020	15,033
Loss from operations	(9,809)	(3,034)	(25,838)	(11,450)
Interest expense	(226)		(660)
Other expense, net	(111)	(2)	(409)	(4)
Loss before income taxes	(10,146)	(3,036)	(26,907)	(11,454)
Income tax provision	(35)	(8)	(59)	(25)
Net loss and comprehensive loss	(10,181)	(3,044)	(26,966)	(11,479)
Cumulative dividends allocated to preferred shareholders	(578)	(1,071)	(5,202)	(2,957)
Net loss attributable to common stockholders	$ (10,759)	$ (4,115)	$ (32,168)	$ (14,436)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.36)	$ (1.33)	$ (2.67)	$ (4.72)
Weighted-average ordinary shares used to compute net loss per share attributable to ordinary shareholders, basic and diluted	29,664,122	3,100,544	12,052,876	3,061,082
Predecessor Company
Operating expenses:
Research and development					$ 16,306	$ 11,270
General and administrative					3,313	2,601
Cost of services for related-party revenue					4,360	1,880
Total operating expenses					23,979	15,751
Loss from operations					(19,183)	(13,684)
Interest expense					(21)
Other expense, net					(5)	(2)
Loss before income taxes					(19,209)	(13,686)
Income tax provision					(34)	(45)
Net loss and comprehensive loss					(19,243)	(13,731)
Cumulative dividends allocated to preferred shareholders					(4,028)	(3,671)
Net loss attributable to common stockholders					$ (23,271)	$ (17,402)
Net loss per share attributable to common stockholders, basic and diluted					$ (7.56)	$ (6.33)
Weighted-average ordinary shares used to compute net loss per share attributable to ordinary shareholders, basic and diluted					3,076,461	2,750,838
Pro forma net loss attributable to ordinary shareholders per share, basic and diluted (unaudited)					$ (1.34)
Weighted-average ordinary shares used to compute pro forma net loss per share attributable to ordinary shareholders, basic and diluted (unaudited)					14,330,300
Related Party
Related-party revenue		$ 1,256	$ 1,182	$ 3,583
Related Party | Predecessor Company
Related-party revenue					$ 4,796	$ 2,067